SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	3 Months Ended	6 Months Ended
	Mar. 31, 2022	Jun. 30, 2022
Equity Incentive Plan
Number of options, Beginning balance
Weighted Average Exercise Price, Beginning Balance
Number of options, Granted	7,456,500	7,596,500
Weighted Average Exercise Price, Granted	$ 0.0518	$ 0.0518
Number of options,Exercised
Weighted Average Exercise Price,Exercised
Number of options, Cancelled
Weighted Average Exercise Price, Cancelled
Number of options, Ending Balance	7,456,500	7,596,500
Weighted Average Exercise Price, Ending Balance	$ 0.0518	$ 0.0518